Intangible Assets, Net (Details) ¥ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible Assets, Net [Abstract]
Brokerage expenses	¥ 80,914
Impairment loss
Amortization expense	¥ 4,605